FINANCIAL ASSETS AND LIABILITIES - Summary of Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 52,987,216	R$ 45,659,037	R$ 42,249,460
Current	4,542,205	4,241,368
Non-current	48,445,011	41,417,669
Loans abroad | Prefixed [member] | 11/01/2022
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures
Secured
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ 17,925,055	7,911,356
Secured | BNDES | URTJLP | 07/01/2031
Disclosure of detailed information about borrowings [line items]
Interest, Index	URTJLP
Interest Rate	9.29%
Loans, borrowings and debentures	R$ 2,221,900	2,598,623
Maturity	07/01/2031
Goal	Investments
Secured | BNDES | Prefixed [member] | 01/01/2025
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	5.86%
Loans, borrowings and debentures	R$ 280,919	461,756
Maturity	01/01/2025
Goal	Investments
Secured | BNDES | Prefixed [member] | 01/01/2024
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	3.50%
Loans, borrowings and debentures	R$ 378	727
Maturity	01/01/2024
Goal	Investments
Secured | BNDES | IPCA + 3.25% | 01/04/2029
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 3.25%
Interest Rate	9.50%
Loans, borrowings and debentures	R$ 1,653,501	945,663
Maturity	01/04/2029
Goal	Investments
Secured | BNDES | IPCA + 4.10% | 01/04/2029
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.10%
Interest Rate	10.40%
Loans, borrowings and debentures	R$ 131,885	154,843
Maturity	01/04/2029
Goal	Investments
Secured | BNDES | IPCA + 5.74% | 04/01/2036
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.74%
Interest Rate	12.14%
Loans, borrowings and debentures	R$ 544,925
Maturity	04/01/2036
Goal	Investments
Secured | Export Credit Agency (“ECA”) | IPCA + 4.10% | 01/01/2030
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.10%
Interest Rate	18.47%
Loans, borrowings and debentures	R$ 73,717
Maturity	01/01/2030
Goal	Investments
Secured | Export Credit Agency (“ECA”) | Euribor + 0.58% | 09/01/2026
Disclosure of detailed information about borrowings [line items]
Interest, Index	Euribor + 0.58%
Interest Rate	1.94%
Loans, borrowings and debentures	R$ 68,455	95,460
Maturity	09/01/2026
Goal	Investments
Secured | Resolution 4,131 | Prefixed [member] | 10-01-2025
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	3.20%
Loans, borrowings and debentures	R$ 2,009,452
Maturity	10/01/2025
Goal	Investments
Secured | Resolution 4,131 | Prefixed [member] | 11/01/2022
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate
Loans, borrowings and debentures		148,932
Maturity	11/01/2022
Goal	Working capital
Secured | Resolution 4,131 | Prefixed [member] | 10/01/2024
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	2.95%
Loans, borrowings and debentures	R$ 868,367
Maturity	10/01/2024
Goal	Investments
Secured | Resolution 4,131 | Prefixed [member] | 10-01-2024 one
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	0.25%
Loans, borrowings and debentures	R$ 578,708
Maturity	10/01/2024
Goal	Investments
Secured | Resolution 4,131 | Prefixed [member] | 10-01-2025 one
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	0.25%
Loans, borrowings and debentures	R$ 1,338,697
Maturity	10/01/2025
Goal	Investments
Secured | Resolution 4,131 | Prefixed [member] | 10-01-2026
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	3.40%
Loans, borrowings and debentures	R$ 1,966,061
Maturity	10/01/2026
Goal	Investments
Secured | Resolution 4,131 | Prefixed [member] | 10-01-2026 one
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	0.25%
Loans, borrowings and debentures	R$ 1,309,330
Maturity	10/01/2026
Goal	Investments
Secured | Resolution 4,131 | Prefixed [member] | 10/01/2027
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	3.56%
Loans, borrowings and debentures	R$ 816,172
Maturity	10/01/2027
Goal	Investments
Secured | Resolution 4,131 | Prefixed [member] | 10-01-2027 one
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	0.25%
Loans, borrowings and debentures	R$ 543,160
Maturity	10/01/2027
Goal	Investments
Secured | Swaps Debentures | CDI + 1.79% | 06/01/2027
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.79%
Interest Rate	15.68%
Loans, borrowings and debentures	R$ 754,785	753,770
Maturity	06/01/2027
Goal	Investments
Secured | Swaps Debentures | CDI + 1.30% | 10/01/2027
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.30%
Interest Rate	15.13%
Loans, borrowings and debentures	R$ 759,175	746,725
Maturity	10/01/2027
Goal	Investments
Secured | Swaps Debentures | IPCA + 4.77% | 06/01/2031
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.77%
Interest Rate	10.63%
Loans, borrowings and debentures	R$ 632,440	694,898
Maturity	06/01/2031
Goal	Investments
Secured | Export Credit Note | CDI + 2.25% | 01/05/2026
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.25%
Interest Rate	16.81%
Loans, borrowings and debentures	R$ 62,760	60,700
Maturity	01/05/2026
Goal	Investments
Secured | Export Credit Note | CDI + 0.80% | 12/01/2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.80%
Interest Rate	14.56%
Loans, borrowings and debentures	R$ 355,770	515,928
Maturity	12/01/2023
Goal	Investments
Secured | Export Credit Note | CDI + 2.07% | 03/01/2025
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.07%
Interest Rate	16.33%
Loans, borrowings and debentures	R$ 50,467
Maturity	03/01/2025
Goal	Working capital
Secured | Export Credit Note | CDI + 1.03% | 02/01/2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.03%
Interest Rate	14.84%
Loans, borrowings and debentures	R$ 98,003	86,707
Maturity	02/01/2023
Goal	Investments
Secured | Bank credit note | IPCA [member] | 01/01/2048
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA
Interest Rate	6.59%
Loans, borrowings and debentures	R$ 806,028	646,624
Maturity	01/01/2048
Goal	Investments
Unsecured
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ 35,062,161	37,747,681
Unsecured | Resolution 4,131 | Prefixed [member] | 02/01/2025
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	2.13%
Loans, borrowings and debentures	R$ 1,000,957
Maturity	02/01/2025
Goal	Investments
Unsecured | Resolution 4,131 | Prefixed [member] | 05/01/2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	5.50%
Loans, borrowings and debentures	R$ 45,124
Maturity	05/01/2023
Goal	Investments
Unsecured | Resolution 4,131 | Prefixed [member] | 05-01-2023 one
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	3.67%
Loans, borrowings and debentures	R$ 395,285	438,823
Maturity	05/01/2023
Goal	Investments
Unsecured | Resolution 4,131 | Prefixed [member] | 02/01/2024
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	1.36%
Loans, borrowings and debentures	R$ 377,705	414,378
Maturity	02/01/2024
Goal	Investments
Unsecured | Swaps Debentures | CDI + 1.50% | 05/01/2028
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.50%
Interest Rate	15.35%
Loans, borrowings and debentures	R$ 407,308
Maturity	05/01/2028
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 4.68% | 02/01/2026
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.68%
Interest Rate	10.53%
Loans, borrowings and debentures	R$ 518,680	543,752
Maturity	02/01/2026
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 4.50% | 02/01/2029
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.50%
Interest Rate	10.34%
Loans, borrowings and debentures	R$ 1,523,382	1,483,873
Maturity	02/01/2029
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 3.60% | 12/01/2030
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 3.60%
Interest Rate	9.39%
Loans, borrowings and debentures	R$ 367,476	361,862
Maturity	12/01/2030
Goal	Working capital
Unsecured | Swaps Debentures | CDI + 2.65% | 08/01/2025
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.65%
Interest Rate	16.66%
Loans, borrowings and debentures	R$ 1,819,837	1,858,837
Maturity	08/01/2025
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 6.80% | 04/01/2030
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.80%
Interest Rate	12.77%
Loans, borrowings and debentures	R$ 893,852	891,972
Maturity	04/01/2030
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 3.90% | 10/01/2029
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 3.90%
Interest Rate	9.71%
Loans, borrowings and debentures	R$ 1,048,252	1,018,844
Maturity	10/01/2029
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 5.73% | 10/01/2033
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.73%
Interest Rate	11.64%
Loans, borrowings and debentures	R$ 537,261	505,584
Maturity	10/01/2033
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 4.00% | 12/01/2035
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.00%
Interest Rate	9.81%
Loans, borrowings and debentures	R$ 941,203	952,671
Maturity	12/01/2035
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 4.54% | 06/01/2036
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.54%
Interest Rate	10.38%
Loans, borrowings and debentures	R$ 80,987	126,668
Maturity	06/01/2036
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 7.48% | 12/01/2022
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 7.48%
Interest Rate
Loans, borrowings and debentures		165,478
Maturity	12/01/2022
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 7.36% | 12/01/2025
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 7.36%
Interest Rate	13.86%
Loans, borrowings and debentures	R$ 114,014	108,451
Maturity	12/01/2025
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 5.87% | 12/01/2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.87%
Interest Rate	12.28%
Loans, borrowings and debentures	R$ 907,366	873,474
Maturity	12/01/2023
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 4.33% | 10/01/2024
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.33%
Interest Rate	10.64%
Loans, borrowings and debentures	R$ 523,837	501,278
Maturity	10/01/2024
Goal	Investments
Unsecured | Swaps Debentures | IGPM + 6.10% | 05/01/2028
Disclosure of detailed information about borrowings [line items]
Interest, Index	IGPM + 6.10%
Interest Rate	12.36%
Loans, borrowings and debentures	R$ 372,171	352,235
Maturity	05/01/2028
Goal	Investments
Unsecured | Swaps Debentures | CDI + 0.50% | 10/01/2022
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI +0.50%
Interest Rate
Loans, borrowings and debentures		2,033,161
Maturity	10/01/2022
Goal	Investments
Unsecured | Swaps Debentures | CDI + 1.95% | 08/01/2024
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.95%
Interest Rate	15.87%
Loans, borrowings and debentures	R$ 824,866	717,651
Maturity	08/01/2024
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 5.12% | 08/01/2031
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.12%
Interest Rate	11.48%
Loans, borrowings and debentures	R$ 491,153	484,974
Maturity	08/01/2031
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 5.22% | 08/01/2036
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.22%
Interest Rate	11.59%
Loans, borrowings and debentures	R$ 467,841	477,578
Maturity	08/01/2036
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 5.75% | 08/01/2031
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.75%
Interest Rate	12.15%
Loans, borrowings and debentures	R$ 394,008	374,761
Maturity	08/01/2031
Goal	Investments
Unsecured | Swaps Debentures | CDI + 1.65% | 08/01/2028
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.65%
Interest Rate	15.53%
Loans, borrowings and debentures	R$ 787,519	774,215
Maturity	08/01/2028
Goal	Investments
Unsecured | Swaps Debentures | CDI + 2.00% | 08/01/2031
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.00%
Interest Rate	15.92%
Loans, borrowings and debentures	R$ 946,379	930,301
Maturity	08/01/2031
Goal	Investments
Unsecured | Swaps Debentures | CDI + 1.45% | 12/01/2026
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.45%
Interest Rate	15.30%
Loans, borrowings and debentures	R$ 399,616
Maturity	12/01/2026
Goal	Investments
Unsecured | Swaps Debentures | CDI + 1.90% | 01/05/2032
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.90%
Interest Rate	15.81%
Loans, borrowings and debentures	R$ 1,120,577
Maturity	01/05/2032
Goal	Investments
Unsecured | Swaps Debentures | IPCA + 5.99% | 06/01/2032
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.99%
Interest Rate	11.91%
Loans, borrowings and debentures	R$ 435,780
Maturity	06/01/2032
Goal	Investments
Unsecured | Senior notes due 2023 | Prefixed [member] | 03/01/2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate
Loans, borrowings and debentures		685,550
Maturity	03/01/2023
Goal	Acquisition
Unsecured | Senior notes due 2025 | Prefixed [member] | 01-01-2022
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate
Loans, borrowings and debentures		2,981,335
Maturity	01/01/2022
Goal	Acquisition
Unsecured | Senior notes due 2027 | Prefixed [member] | 01/01/2027
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	7.00%
Loans, borrowings and debentures	R$ 3,587,265	4,305,928
Maturity	01/01/2027
Goal	Acquisition
Unsecured | Senior notes due 2028 | Prefixed [member] | 01/01/2028
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	5.25%
Loans, borrowings and debentures	R$ 2,196,083	2,700,621
Maturity	01/01/2028
Goal	Acquisition
Unsecured | Senior notes due 2029 | Prefixed [member] | 09/01/2029
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	5.50%
Loans, borrowings and debentures	R$ 3,953,564	4,226,142
Maturity	09/01/2029
Goal	Acquisition
Unsecured | Senior Notes Due 2032 [Member] | Prefixed [member] | 01/01/2032
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	4.20%
Loans, borrowings and debentures	R$ 2,124,051	2,800,716
Maturity	01/01/2032
Goal	Acquisition
Unsecured | Prepayment | 3M Libor + 1.00% | 10/01/2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	3M Libor + 1.00%
Interest Rate	1.59%
Loans, borrowings and debentures	R$ 104,667	111,955
Maturity	10/01/2023
Goal	Working capital
Unsecured | Prepayment | 1.27% | 7/1/2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	1.27%
Interest Rate	1.27%
Loans, borrowings and debentures	R$ 151,871	166,355
Maturity	7/1/2023
Goal	Working capital
Unsecured | Working capital | CDI + 1.60% | 06/01/2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.60%
Interest Rate	15.47%
Loans, borrowings and debentures	R$ 100,170	100,157
Maturity	06/01/2023
Goal	Working capital
Unsecured | Working capital | SOFR + 1.50% | 05/01/2027
Disclosure of detailed information about borrowings [line items]
Interest, Index	SOFR + 1.50%
Interest Rate	1.50%
Loans, borrowings and debentures	R$ 2,334,615
Maturity	05/01/2027
Goal	Acquisition
Unsecured | Promissory Notes | Prefixed [member] | 11/01/2040
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	8.25%
Loans, borrowings and debentures	R$ 2,641,732	2,825,420
Maturity	11/01/2040
Goal	Acquisition
Unsecured | Loans abroad | Prefixed [member] | 12/01/2023
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	1.90%
Loans, borrowings and debentures	R$ 125,707	150,649
Maturity	12/01/2023
Goal	Investments
Unsecured | Loans abroad | Prefixed [member] | 11/01/2022
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate
Loans, borrowings and debentures		37,674
Maturity	11/01/2022
Goal	Working capital
Unsecured | Loans abroad | Prefixed [member] | 09/01/2022
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate
Loans, borrowings and debentures		857
Maturity	09/01/2022
Goal	Investments
Unsecured | Loans abroad | 6M Libor + 1.50% | 12/01/2022
Disclosure of detailed information about borrowings [line items]
Interest, Index	6M Libor + 1.50%
Interest Rate
Loans, borrowings and debentures		R$ 263,501
Maturity	12/01/2022
Goal	Acquisition